Annual Fund Operating Expenses - Prospector Focused Large Cap Fund	Oct. 24, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Prospector Focused Large Cap Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.66%	[1]
Expenses (as a percentage of Assets)	1.71%	[2]
Fee Waiver or Reimbursement	(0.81%)	[2]
Net Expenses (as a percentage of Assets)	0.90%

[1]	Other Expenses are estimated since the Fund had not launched as of the date of this prospectus.
[2]	Prospector Partners Asset Management, LLC (the “Investment Manager”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing plan fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the total annual fund operating expenses after fee waiver and expense reimbursement to 0.90% of average daily net assets of the Fund. Fees waived and expenses paid by the Investment Manager may be recouped by the Investment Manager for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement cannot be terminated through at least October 31, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Investment Manager.